OTHER INTANGIBLE ASSETS, NET - Other Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Carrying Amount	$ 9,558	$ 10,070
Customer Relationships.
Carrying Amount	2,221	2,617
Intellectual Property.
Carrying Amount	3,892	4,265
Capitalized Software Development Costs.
Carrying Amount	$ 3,445	$ 3,188